Revenues Revenues (Tables)	12 Months Ended
Mar. 31, 2019
Revenue from Contract with Customer [Abstract]
Reconciliation of Revenue from Segments to Consolidated [Table Text Block]
The following represents the Company's disaggregated revenues for the years ended 31 March 2019, 2018 and 2017:

	Year Ended 31 March 2019
(Millions of US dollars)	North America Fiber Cement	Asia Pacific Fiber Cement	Europe Building Products	Other Businesses	Consolidated
Fiber cement revenues	$1,676.9	$446.8	$35.8	$—	$2,159.5
Fiber gypsum revenues	—	—	332.5	—	332.5
Other revenues	—	—	—	14.6	14.6
Total revenues	$1,676.9	$446.8	$368.3	$14.6	$2,506.6

	Year Ended 31 March 2018
(Millions of US dollars)	North America Fiber Cement	Asia Pacific Fiber Cement	Europe Building Products	Other Businesses	Consolidated
Fiber cement revenues	$1,578.1	$425.4	$36.3	$—	$2,039.8
Fiber gypsum revenues	—	—	—	—	—
Other revenues	—	—	—	14.7	14.7
Total revenues	$1,578.1	$425.4	$36.3	$14.7	$2,054.5

	Year Ended 31 March 2017
(Millions of US dollars)	North America Fiber Cement	Asia Pacific Fiber Cement	Europe Building Products	Other Businesses	Consolidated
Fiber cement revenues	$1,493.4	$370.6	$41.2	$—	$1,905.2
Fiber gypsum revenues	—	—	—	—	—
Other revenues	—	—	—	16.4	16.4
Total revenues	$1,493.4	$370.6	$41.2	$16.4	$1,921.6